1. The Company and Significant Accounting Policies: Development Stage Enterprise, Policy (Policies)	6 Months Ended
Jun. 30, 2014
Policies
Development Stage Enterprise, Policy	Development Stage Enterprise: As of January 1, 2011, the Company re-entered the development stage. The financial statements have been updated to reflect this change as of this date.